Income tax - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense
Unrecognized tax liability including interest and penalties		$ 0.2	$ 0.1
French subsidiary
Current income tax expense
Dividends payments received		3.3	2.4
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends payments received		$ 3.3	$ 2.4
Unused tax losses | France
Current income tax expense
Decrease in tax loss carryforwards	$ 1.8
Decrease in tax effected amount of tax loss carryforwards	$ 0.4